PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 75.7% of Net Assets
Non-Convertible Bonds – 68.5%
	Aerospace & Defense – 2.6%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$100,556
1,930,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,930,000
4,535,000	Bombardier, Inc., 7.875%, 4/15/2027, 144A	4,665,381
115,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	129,434
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,217,425
1,072,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	1,176,541
2,209,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	2,744,462
2,610,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 3.645%, 2/15/2067, 144A(a)	2,074,950
625,000	TransDigm, Inc., 6.500%, 5/15/2025	650,000

		14,688,749

	Airlines – 2.3%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,339,488
234,486	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	241,075
3,570,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	3,735,112
625,657	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	632,708
1,815,449	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,835,210
38,348	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	39,240
227,059	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	233,155
1,615,730	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	1,672,798

		12,728,786

	Automotive – 1.9%
8,660,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	8,010,500
220,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	227,700
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,344,729

		10,582,929

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 0.2%
$1,145,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	$1,079,163

	Brokerage – 0.4%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	360,500
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,929,491

		2,289,991

	Building Materials – 0.8%
3,350,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	3,433,750
525,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	536,813
178,000	Masco Corp., 6.500%, 8/15/2032	218,532

		4,189,095

	Cable Satellite – 3.2%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	126,406
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	61,238
1,865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	1,967,575
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	72,275
332,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	337,810
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	317,250
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,464,163
370,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	394,513
2,205,000	DISH DBS Corp., 5.000%, 3/15/2023	2,261,999
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,744,756
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,822,151
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	173,804
4,135,000	Ziggo BV, 5.500%, 1/15/2027, 144A	4,393,437

		18,137,377

	Chemicals – 1.2%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,019,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$4,738,000	Hercules LLC, 6.500%, 6/30/2029	$4,998,590
750,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	785,625

		6,804,090

	Construction Machinery – 0.9%
330,000	United Rentals North America, Inc., 4.875%, 1/15/2028	343,606
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,423,516
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,222,935
1,695,000	United Rentals North America, Inc., 6.500%, 12/15/2026	1,862,911

		4,852,968

	Consumer Cyclical Services – 0.4%
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	2,149,260

	Diversified Manufacturing – 0.0%
260,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(b)	254,660

	Electric – 0.6%
391,000	AES Corp. (The), 4.875%, 5/15/2023	396,865
185,000	AES Corp. (The), 5.500%, 4/15/2025	191,281
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026	2,654,775
340,000	Vistra Energy Corp., 5.875%, 6/01/2023	347,833

		3,590,754

	Finance Companies – 4.4%
1,000,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 3.751%, 1/15/2067, 144A(a)(c)(d)(e)	478,015
2,240,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,396,204
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	247,500
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	317,158
6,540,000	Navient Corp., MTN, 5.625%, 8/01/2033	5,624,400
5,345,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,799,325
325,000	Navient Corp., MTN, 7.250%, 1/25/2022	353,093

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$4,815,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	$4,983,525
1,725,000		Springleaf Finance Corp., 6.875%, 3/15/2025	1,962,188
1,535,000		Springleaf Finance Corp., 7.125%, 3/15/2026	1,774,767
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	937,825

			24,874,000

		Financial Other – 1.0%
5,010,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	5,548,575

		Gaming – 0.3%
1,570,000		International Game Technology PLC, 6.250%, 1/15/2027, 144A	1,766,250

		Government Owned - No Guarantee – 0.1%
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	386,887

		Healthcare – 8.2%
2,825,000		HCA, Inc., 5.875%, 5/01/2023	3,122,077
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,262,025
4,660,000		HCA, Inc., 7.500%, 11/06/2033	5,871,600
620,000		HCA, Inc., 7.690%, 6/15/2025	747,100
375,000		HCA, Inc., 8.360%, 4/15/2024	455,625
2,945,000		HCA, Inc., MTN, 7.580%, 9/15/2025	3,519,275
3,875,000		HCA, Inc., MTN, 7.750%, 7/15/2036	4,611,250
4,745,000		Tenet Healthcare Corp., 5.125%, 5/01/2025	4,887,350
5,520,000		Tenet Healthcare Corp., 6.750%, 6/15/2023	6,064,879
10,334,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	10,540,680
910,000		Tenet Healthcare Corp., 7.000%, 8/01/2025	961,187
1,395,000		Tenet Healthcare Corp., 8.125%, 4/01/2022	1,543,219
2,554,000		Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,579,540

			46,165,807

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 1.8%
$2,820,000	Beazer Homes USA, Inc., 5.875%, 10/15/2027	$2,848,200
1,120,000	Beazer Homes USA, Inc., 7.250%, 10/15/2029, 144A	1,195,600
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	446,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,485,625
1,970,000	TRI Pointe Group, Inc., 5.250%, 6/01/2027	2,058,650
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,087,500

		10,121,575

	Independent Energy – 12.1%
1,846,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	1,836,087
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	465,300
870,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	791,700
1,752,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(c)(d)(e)(f)(g)	1,051,200
1,740,065	Bellatrix Exploration Ltd., 12.500%, (9.500% PIK, 3.000% Cash), 12/15/2023(c)(d)(e)(f)(g)(h)	—
647,000	California Resources Corp., 5.500%, 9/15/2021(c)(i)	304,090
106,000	California Resources Corp., 6.000%, 11/15/2024(c)(i)	31,800
13,220,000	California Resources Corp., 8.000%, 12/15/2022, 144A(c)(i)	5,910,265
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	790,000
2,835,000	Chesapeake Energy Corp., 8.000%, 1/15/2025(c)(i)	1,686,882
4,250,000	Chesapeake Energy Corp., 8.000%, 6/15/2027(c)(i)	2,635,000
1,885,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,949,632
2,095,000	Continental Resources, Inc., 4.500%, 4/15/2023	2,188,950
1,289,000	Continental Resources, Inc., 5.000%, 9/15/2022	1,298,245
4,870,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	4,309,950
1,175,000	Gulfport Energy Corp., 6.375%, 1/15/2026	728,500
3,690,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A(c)(i)	2,518,425
1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,273,175

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	$9,222,281
6,850,000	Montage Resources Corp., 8.875%, 7/15/2023	6,319,125
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	559,350
340,000	Range Resources Corp., 5.000%, 8/15/2022	333,200
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(c)(g)(i)	71,672
5,560,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	5,587,800
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,209,675
1,045,000	SM Energy Co., 5.625%, 6/01/2025	991,883
428,000	SM Energy Co., 6.125%, 11/15/2022	432,280
690,000	SM Energy Co., 6.625%, 1/15/2027	678,170
6,345,000	Southwestern Energy Co., 6.200%, 1/23/2025	5,819,634
6,905,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	3,383,450
90,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	45,000
2,265,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,906,428
2,011,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	1,370,456

		67,699,605

	Life Insurance – 0.5%
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,555,100
280,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	412,300

		2,967,400

	Metals & Mining – 3.1%
2,520,000	Allegheny Technologies, Inc., 7.875%, 8/15/2023	2,824,491
3,894,000	Commercial Metals Co., 5.375%, 7/15/2027	4,088,700
1,660,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	1,680,750
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,551,291
200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	204,500
1,385,000	Hecla Mining Co., 6.875%, 5/01/2021	1,380,499

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$3,520,000	United States Steel Corp., 6.650%, 6/01/2037	$2,851,200

		17,581,431

	Midstream – 1.9%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	784,000
5,415,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,744,335
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	188,500
3,465,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	3,465,000
885,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(b)(c)(i)	443,261

		10,625,096

	Oil Field Services – 1.6%
285,000	Noble Holding International Ltd., 7.750%, 1/15/2024	153,621
250,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	181,250
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022(c)(i)	1,391,500
3,410,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	3,248,025
3,760,000	Transocean, Inc., 6.800%, 3/15/2038	2,669,600
250,000	Transocean, Inc., 7.500%, 4/15/2031	193,750
1,805,000	Valaris PLC, 7.750%, 2/01/2026	1,019,229

		8,856,975

	Packaging – 0.4%
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	2,013,000

	Property & Casualty Insurance – 1.1%
4,925,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	4,888,062
1,920,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.261%, 1/15/2033, 144A(a)(j)	1,313,866

		6,201,928

	REITs - Health Care – 0.3%
1,815,000	MPT Operating Partnership LP/MPT Finance Corp., 5.000%, 10/15/2027	1,923,900

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Retailers – 0.5%
$500,000		Group 1 Automotive, Inc., 5.000%, 6/01/2022	$506,875
165,000		J.C. Penney Corp., Inc., 6.375%, 10/15/2036	54,471
2,245,000		Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	2,143,975

			2,705,321

		Supermarkets – 0.2%
655,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	677,925
330,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 6.625%, 6/15/2024	345,398
155,000		Safeway, Inc., 7.250%, 2/01/2031	162,750

			1,186,073

		Technology – 0.5%
2,685,000		Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	2,727,423

		Transportation Services – 0.5%
3,285,000		APL Ltd., 8.000%, 1/15/2024(c)(i)	2,923,979

		Treasuries – 10.9%
6,995,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	63,803
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	620,614
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M, 8.000%, 12/07/2023, (MXN)	8,786,651
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,702,733
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	441,503
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,941,399
1,575,000		Norway Government Bond, Series 474, 3.750%, 5/25/2021, 144A, (NOK)	185,355
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,219,114
11,165,000		U.S. Treasury Bond, 3.000%, 8/15/2048	12,606,419
22,950,000		U.S. Treasury Note, 1.500%, 10/31/2021	22,918,623
9,600,000		U.S. Treasury Note, 1.500%, 11/30/2021	9,587,250

			61,073,464

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – 2.6%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	$1,535,552
11,170,000	Sprint Capital Corp., 6.875%, 11/15/2028	12,035,675
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	260,956
760,000	Sprint Corp., 7.125%, 6/15/2024	819,850

		14,652,033

	Wirelines – 2.0%
205,000	CenturyLink, Inc., 5.625%, 4/01/2025	217,823
1,180,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,211,376
1,115,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	1,181,900
540,000	Qwest Corp., 7.250%, 9/15/2025	621,298
2,213,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,373,442
1,550,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,720,500
5,756,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(g)	2,187,280
4,090,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(g)	1,595,100

		11,108,719

	Total Non-Convertible Bonds (Identified Cost $390,953,102)	384,457,263

Convertible Bonds – 6.7%
	Cable Satellite – 2.5%
3,815,000	DISH Network Corp., 2.375%, 3/15/2024	3,483,477
11,145,000	DISH Network Corp., 3.375%, 8/15/2026	10,720,375

		14,203,852

	Independent Energy – 0.6%
4,610,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	2,196,130
1,485,000	SM Energy Co., 1.500%, 7/01/2021	1,405,832

		3,601,962

	Leisure – 0.5%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	2,950,890

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 0.3%
$440,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	$464,860
135,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	146,651
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	756,249

		1,367,760

	REITs - Diversified – 0.2%
755,000	iStar, Inc., 3.125%, 9/15/2022	846,601

	Technology – 2.6%
1,560,000	Evolent Health, Inc., 2.000%, 12/01/2021	1,398,246
10,395,000	Nuance Communications, Inc., 1.000%, 12/15/2035	10,484,917
1,255,000	Nuance Communications, Inc., 1.250%, 4/01/2025	1,393,514
1,009,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,063,421

		14,340,098

	Total Convertible Bonds (Identified Cost $39,626,598)	37,311,163

Municipals – 0.5%
	Puerto Rico – 0.5%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035 (g) (Identified Cost $3,618,488)	2,710,425

	Total Bonds and Notes (Identified Cost $434,198,188)	424,478,851

Senior Loans – 0.1%
	Media Entertainment – 0.1%
439,582	iHeartCommunications, Inc., Exit Term Loan, 1-month LIBOR + 4.000%, 5.691%, 5/01/2026(a)	442,694

	Oil Field Services – 0.0%
151,552	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.445%, 3/19/2021(a)	142,611

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.849%, 4/01/2022(a)(c)(i)	78,725

	Total Senior Loans (Identified Cost $859,664)	664,030

Shares	Description	Value (†)
Common Stocks – 14.5%
	Automobiles – 1.5%
876,900	Ford Motor Co.	$8,155,170

	Chemicals – 0.2%
98,456	Hexion Holdings Corp., Class B(j)	1,255,314

	Diversified Telecommunication Services – 4.0%
580,365	AT&T, Inc.	22,680,664

	Electronic Equipment, Instruments & Components – 3.8%
735,766	Corning, Inc.	21,418,148

	Media – 0.1%
67,175	Clear Channel Outdoor Holdings, Inc.(j)	192,121
20,777	iHeartMedia, Inc., Class A(j)	351,131
787	Thryv Holdings, Inc.(c)(f)(i)(j)	5,214

		548,466

	Oil, Gas & Consumable Fuels – 0.2%
702,553	Bellatrix Exploration Ltd.(c)(d)(e)(f)(j)	—
2,846	Chesapeake Energy Corp.(j)	2,349
1,176	Frontera Energy Corp.	8,875
50,400	Halcon Resources Corp.(c)(d)(e)(j)	722,232
11,183	Paragon Offshore Ltd., Litigation Units, Class A(c)(d)(e)(f)(j)	112
16,774	Paragon Offshore Ltd., Litigation Units, Class B(f)(j)	248,809

		982,377

	Pharmaceuticals – 3.9%
345,208	Bristol-Myers Squibb Co.	22,158,902

	REITs - Diversified – 0.8%
296,558	iStar, Inc.	4,303,057

	Total Common Stocks (Identified Cost $74,391,803)	81,502,098

Preferred Stocks – 1.5%
Convertible Preferred Stocks – 1.3%
	Independent Energy – 0.1%
15,716	Chesapeake Energy Corp., 5.000%(c)(e)(i)	277,388
160	Chesapeake Energy Corp., Series A, 5.750%, 144A(c)(e)(i)	27,454

		304,842

	Midstream – 1.2%
3,000	Chesapeake Energy Corp., 5.750%, 144A(c)(e)(i)	514,410
30	Chesapeake Energy Corp., 5.750%(c)(e)(i)	5,144
2,954	Chesapeake Energy Corp., 5.750%(c)(e)(i)	506,877

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Midstream – continued
116,254	El Paso Energy Capital Trust I, 4.750%	$5,982,430

		7,008,861

	Total Convertible Preferred Stocks (Identified Cost $10,813,621)	7,313,703

Non-Convertible Preferred Stocks – 0.2%
	Finance Companies – 0.0%
2,575	iStar, Inc., Series G, 7.650%	65,714

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(j)	508,657

	REITs - Warehouse/Industrials – 0.1%
3,363	Prologis, Inc., Series Q, 8.540%	238,773

	Total Non-Convertible Preferred Stocks (Identified Cost $857,979)	813,144

	Total Preferred Stocks (Identified Cost $11,671,600)	8,126,847

Warrants – 0.0%
6,752	iHeartMedia, Inc., Expiration on 5/1/2039(j) (Identified Cost $153,516)	99,383

Principal Amount (‡)
Short-Term Investments – 7.1%
120,226,126	Central Bank of Iceland, 0.000%, (ISK)(a)(c)(i)(k)	993,030
8,017,689	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $8,018,090 on 1/02/2020 collateralized by $8,060,000 U.S. Treasury Note, 1.875% due 7/31/2022 valued at $8,179,224 including accrued interest(l)	8,017,689
5,820,000	U.S. Treasury Bills, 1.581%, 4/30/2020(m)	5,790,633
2,860,000	U.S. Treasury Bills, 1.605%, 4/02/2020(m)	2,848,975
2,875,000	U.S. Treasury Bills, 1.615%, 4/09/2020(m)	2,863,063
19,615,000	U.S. Treasury Bills, 1.761%-1.837%, 2/27/2020(m)(n)	19,568,926

	Total Short-Term Investments (Identified Cost $40,054,453)	40,082,316

	Total Investments – 98.9% (Identified Cost $561,329,224)	554,953,525
	Other assets less liabilities – 1.1%	6,098,006

	Net Assets – 100.0%	$561,051,531

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$20,325,116	3.6%	$2,251,559	0.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security.

(d)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $2,251,559 or 0.4% of net assets.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Securities subject to restriction on resale. At December 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 8.500%	6/04/2019	$1,716,960	$1,051,200	0.2%
Bellatrix Exploration Ltd., 12.500% (9.500% PIK, 3.000% Cash)	6/04/2019	1,148,443	—	—
Bellatrix Exploration Ltd.	6/04/2019	882,919	—	—
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	85,478	112	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	1,709,463	248,809	Less than 0.1%
Thryv Holdings, Inc.	8/12/2016	3,834	5,214	Less than 0.1%

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of these securities amounted to $20,325,116 or 3.6% of net assets.
(j)	Non-income producing security.
(k)	Security callable by issuer at any time. No specified maturity date.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $125,700,107 or 22.4% of net assets.

GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

BRL	Brazilian Real
CAD	Canadian Dollar
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$—	$24,395,985	$478,015	(a)	$24,874,000
Independent Energy	—	66,648,405	1,051,200	(a)(b)	67,699,605
All Other Non-Convertible Bonds*	—	291,883,658	—		291,883,658

Total Non-Convertible Bonds	—	382,928,048	1,529,215		384,457,263

Convertible Bonds*	—	37,311,163	—		37,311,163
Municipals*		2,710,425	—		2,710,425

Total Bonds and Notes	—	422,949,636	1,529,215		424,478,851

Senior Loans*	—	664,030	—		664,030
Common Stocks
Chemicals	—	1,255,314	—		1,255,314
Media	543,252	5,214	—		548,466
Oil, Gas & Consumable Fuels	11,224	248,809	722,344	(a)(b)	982,377
All Other Common Stocks*	78,715,941	—	—		78,715,941

Total Common Stocks	79,270,417	1,509,337	722,344		81,502,098

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	—	—	304,842	(c)	304,842
Midstream	5,982,430	—	1,026,431	(c)	7,008,861

Total Convertible Preferred Stocks	5,982,430	—	1,331,273		7,313,703

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	238,773	—		238,773
All Other Non-Convertible Preferred Stocks*	574,371	—	—		574,371

Total Non-Convertible Preferred Stocks	574,371	238,773	—		813,144

Total Preferred Stocks	6,556,801	238,773	1,331,273		8,126,847

Warrants	—	99,383	—		99,383
Short-Term Investments	—	40,082,316	—		40,082,316

Total	$85,827,218	$465,543,475	$3,582,832		$554,953,525

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$487,678		$116	$—	$(9,779)	$—	$—	$—	$—	$478,015		$(9,779)
Independent Energy	1,051,200	(a)	22,860	(115,839)	92,979	—	—	—	—	1,051,200	(a)	92,979
Common Stocks
Oil, Gas & Consumable Fuels	112	(a)	—	(123)	(6,280,615)	7,002,970	—	—	—	722,344	(a)	(6,280,615)
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	56,043		—	—	(348,409)	—	—	597,208	—	304,842		(348,409)
Midstream	2,096,047		—	—	(1,069,616)	—	—	—	—	1,026,431		(1,069,616)

Total	$3,691,080		$22,976	$(115,962)	$(7,615,440)	$7,002,970	$—	$597,208	$—	$3,582,832		$(7,615,440)

(a)	Includes securities fair valued at zero by the Fund’s adviser using Level 3 inputs.

A preferred stock valued at $597,208 was transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2019 (Unaudited)

Independent Energy	12.8%
Treasuries	10.9
Healthcare	8.2
Cable Satellite	5.7
Finance Companies	4.4
Pharmaceuticals	4.2
Diversified Telecommunication Services	4.0
Electronic Equipment, Instruments & Components	3.8
Midstream	3.1
Metals & Mining	3.1
Technology	3.1
Aerospace & Defense	2.6
Wireless	2.6
Airlines	2.3
Wirelines	2.0
Other Investments, less than 2% each	19.0
Short-Term Investments	7.1

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%